Provisions, income tax liabilities and other liabilities - Service Cost for Pension and Other post-employment Benefit Plans, by Geographical Region (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
France
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	€ 24	€ 89	€ (155)
Germany
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	121	(5)	(13)
USA
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	22	148	(38)
UK
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	115	133	7
Pensions and other post-employment benefits
Disclosure of defined benefit plans [line items]
Current service cost	218	199	231
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(206)	(195)	(18)
Net interest cost/(income) including administration costs and taxes paid during the period	71	90	78
Contributions from plan members	(7)	(6)	(6)
Expense/(gain) recognized directly in profit or loss	76	88	285
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(267)	(377)	201
Expense/(gain) for the period	343	465	84
Pensions and other post-employment benefits | France
Disclosure of defined benefit plans [line items]
Current service cost	62	62	78
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(94)	(193)	(5)
Net interest cost/(income) including administration costs and taxes paid during the period	9	20	17
Contributions from plan members	0	0	0
Expense/(gain) recognized directly in profit or loss	(23)	(111)	90
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(24)	(89)	155
Expense/(gain) for the period	1	(22)	(65)
Pensions and other post-employment benefits | Germany
Disclosure of defined benefit plans [line items]
Current service cost	49	42	51
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	10	13	(20)
Net interest cost/(income) including administration costs and taxes paid during the period	13	17	12
Contributions from plan members	0	0	0
Expense/(gain) recognized directly in profit or loss	72	72	43
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(121)	4	13
Expense/(gain) for the period	193	68	30
Pensions and other post-employment benefits | USA
Disclosure of defined benefit plans [line items]
Current service cost	51	42	46
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(123)	(12)	3
Net interest cost/(income) including administration costs and taxes paid during the period	34	40	35
Contributions from plan members	0	0	0
Expense/(gain) recognized directly in profit or loss	(38)	70	84
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(22)	(148)	38
Expense/(gain) for the period	(16)	218	46
Pensions and other post-employment benefits | UK
Disclosure of defined benefit plans [line items]
Current service cost	0	0	0
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	0	(2)	5
Net interest cost/(income) including administration costs and taxes paid during the period	5	2	4
Contributions from plan members	0	0	0
Expense/(gain) recognized directly in profit or loss	5	0	9
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(115)	(133)	(7)
Expense/(gain) for the period	120	133	16
Pensions and other post-employment benefits | Other
Disclosure of defined benefit plans [line items]
Current service cost	56	53	56
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	1	(1)	(1)
Net interest cost/(income) including administration costs and taxes paid during the period	10	11	10
Contributions from plan members	(7)	(6)	(6)
Expense/(gain) recognized directly in profit or loss	60	57	59
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	15	(11)	2
Expense/(gain) for the period	€ 45	€ 68	€ 57